Statements Of Convertible Preferred Stock, Stockholders' Deficit And Members' Equity - USD ($)	Total	Previously Reported	Series A Convertible Preferred Stock	Convertible Preferred Stock	Common Stock	Capital Units	Capital Units Previously Reported	Incentive Units	Incentive Units Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning Balance at Dec. 31, 2019	$ 613,520					$ 9,118,198				$ 817,882		$ (9,322,560)
Beginning Balance, Shares at Dec. 31, 2019						8,748,276		1,823,017
Issuance of capital units, net of issuance costs,Shares						680,730
Issuance of capital units, net of issuance costs	1,562,842					$ 1,562,842
Vesting of incentive units								$ 164,457
Stock-based compensation expense	101,040									101,040
Net loss	(2,125,487)											(2,125,487)
Ending Balance at Dec. 31, 2020	151,915	$ 151,915			$ 400	$ 10,681,040	$ 10,681,040			2,213,178	$ 918,922	(16,899,825)	$ (11,448,047)
Ending Balance, Shares at Dec. 31, 2020					400,000	9,429,006	9,429,006		1,987,474
Ending Balance at Dec. 31, 2020				$ 20,857,453
Ending Balance, Shares at Dec. 31, 2020				13,802,758
Balance as adjusted at Dec. 31, 2020	(14,686,247)			$ 20,857,453	$ 31					2,213,547		(16,899,825)
Balance as adjusted, Shares at Dec. 31, 2020				13,802,758	308,443
Vesting of incentive units, Shares								25,416
Stock-based compensation expense	13,878									13,878
Net loss	(533,405)											(533,405)
Ending Balance at Mar. 31, 2021	(367,612)					$ 10,681,040				932,800		(11,981,452)
Ending Balance, Shares at Mar. 31, 2021						9,429,006		2,012,890
Beginning Balance at Dec. 31, 2020				$ 20,857,453
Beginning Balance, Shares at Dec. 31, 2020				13,802,758
Beginning Balance at Dec. 31, 2020	151,915	151,915			$ 400	$ 10,681,040	$ 10,681,040			2,213,178	918,922	(16,899,825)	(11,448,047)
Beginning Balance, Shares at Dec. 31, 2020					400,000	9,429,006	9,429,006		1,987,474
Balance as adjusted at Dec. 31, 2020	(14,686,247)			$ 20,857,453	$ 31					2,213,547		(16,899,825)
Balance as adjusted, Shares at Dec. 31, 2020				13,802,758	308,443
Net loss	(3,427,675)
Ending Balance at Sep. 30, 2021	(13,660,316)				$ 31					2,171,501		(14,875,722)
Ending Balance, Shares at Sep. 30, 2021					308,443
Ending Balance at Sep. 30, 2021				$ 20,857,453
Ending Balance, Shares at Sep. 30, 2021				13,802,758
Beginning Balance at Dec. 31, 2020				$ 20,857,453
Beginning Balance, Shares at Dec. 31, 2020				13,802,758
Beginning Balance at Dec. 31, 2020	151,915	$ 151,915			$ 400	$ 10,681,040	$ 10,681,040			2,213,178	$ 918,922	(16,899,825)	$ (11,448,047)
Beginning Balance, Shares at Dec. 31, 2020					400,000	9,429,006	9,429,006		1,987,474
Balance as adjusted at Dec. 31, 2020	(14,686,247)			$ 20,857,453	$ 31					2,213,547		(16,899,825)
Balance as adjusted, Shares at Dec. 31, 2020				13,802,758	308,443
Issuance of common stock upon exercise of stock options	$ 180,000				$ 31					179,969
Common stock exercised	308,443				308,443
Issuance of convertible preferred stock, net of issuance costs				$ 10,176,413
Issuance of convertible preferred stock, net of issuance costs, Shares				4,373,752
Vesting of incentive units								$ 32,939
Conversion of capital units into convertible preferred stock, Temporary equity value	$ (10,681,040)			$ 10,681,040		$ (10,681,040)
Conversion of capital units into convertible preferred stock, Value						$ (10,681,040)
Conversion of capital units into convertible preferred stock, Temporary equity shares				9,429,006		(9,429,006)
Conversion of capital units into convertible preferred stock, Shares						(9,429,006)
Cancellation of incentive units upon corporate reorganization, Shares								(2,020,413)
Stock-based compensation expense	1,114,656									1,114,656
Net loss	(5,451,778)											(5,451,778)
Ending Balance at Dec. 31, 2021	(14,686,247)				$ 31	$ 0				2,213,547		(16,899,825)
Ending Balance, Shares at Dec. 31, 2021					308,443	0
Ending Balance at Dec. 31, 2021	$ 20,857,453			$ 20,857,453
Ending Balance, Shares at Dec. 31, 2021	13,802,758			13,802,758
Beginning Balance at Mar. 31, 2021	$ (367,612)					$ 10,681,040				932,800		(11,981,452)
Beginning Balance, Shares at Mar. 31, 2021						9,429,006		2,012,890
Issuance of convertible preferred stock, net of issuance costs				$ 8,066,740
Issuance of convertible preferred stock, net of issuance costs, Shares				3,487,676
Vesting of incentive units, Shares								7,523
Conversion of capital units into convertible preferred stock, Temporary equity value				$ 10,681,040
Conversion of capital units into convertible preferred stock, Value	(10,681,040)					$ (10,681,040)
Conversion of capital units into convertible preferred stock, Temporary equity shares				9,429,006
Conversion of capital units into convertible preferred stock, Shares						(9,429,006)
Cancellation of incentive units upon corporate reorganization, Shares								(2,020,413)
Stock-based compensation expense	1,024,444									1,024,444
Net loss	(1,980,570)											(1,980,570)
Ending Balance at Jun. 30, 2021	(12,004,778)									1,957,244		(13,962,022)
Ending Balance at Jun. 30, 2021				$ 18,747,780
Ending Balance, Shares at Jun. 30, 2021				12,916,682
Issuance of common stock upon exercise of stock options	180,000				$ 31					179,969
Common stock exercised					308,443
Issuance of convertible preferred stock, net of issuance costs				$ 2,109,673
Issuance of convertible preferred stock, net of issuance costs, Shares				886,076
Stock-based compensation expense	34,288									34,288
Net loss	(913,700)											(913,700)
Ending Balance at Sep. 30, 2021	(13,660,316)				$ 31					2,171,501		(14,875,722)
Ending Balance, Shares at Sep. 30, 2021					308,443
Ending Balance at Sep. 30, 2021				$ 20,857,453
Ending Balance, Shares at Sep. 30, 2021				13,802,758
Retroactive application of reverse recapitalization					$ (369)					369
Retroactive application of reverse recapitalization, Shares					(91,557)
Beginning Balance at Dec. 31, 2021	$ 20,857,453			$ 20,857,453
Beginning Balance, Shares at Dec. 31, 2021	13,802,758			13,802,758
Beginning Balance at Dec. 31, 2021	$ (14,686,247)				$ 31	$ 0				2,213,547		(16,899,825)
Beginning Balance, Shares at Dec. 31, 2021					308,443	0
Issuance of common stock upon exercise of stock options	429,430				$ 74					429,356
Common stock exercised					735,859
Stock-based compensation expense	42,556									42,556
Net loss	(2,879,395)											(2,879,395)
Ending Balance at Mar. 31, 2022	(17,093,656)				$ 105					2,685,459		(19,779,220)
Ending Balance, Shares at Mar. 31, 2022					1,044,302
Ending Balance at Mar. 31, 2022				$ 20,857,453
Ending Balance, Shares at Mar. 31, 2022				13,802,758
Beginning Balance at Dec. 31, 2021	$ 20,857,453			$ 20,857,453
Beginning Balance, Shares at Dec. 31, 2021	13,802,758			13,802,758
Beginning Balance at Dec. 31, 2021	$ (14,686,247)				$ 31	$ 0				2,213,547		(16,899,825)
Beginning Balance, Shares at Dec. 31, 2021					308,443	0
Common stock exercised	1,385,310
Net loss	$ (15,041,504)
Ending Balance at Sep. 30, 2022	(3,428,008)				$ 1,665					28,511,656		(31,941,329)
Ending Balance, Shares at Sep. 30, 2022					16,653,466
Ending Balance at Sep. 30, 2022			$ 4,431,838
Ending Balance, Shares at Sep. 30, 2022			4,305
Beginning Balance at Mar. 31, 2022				$ 20,857,453
Beginning Balance, Shares at Mar. 31, 2022				13,802,758
Beginning Balance at Mar. 31, 2022	(17,093,656)				$ 105					2,685,459		(19,779,220)
Beginning Balance, Shares at Mar. 31, 2022					1,044,302
Issuance of common stock upon exercise of stock options, net of shares withheld to settle tax withholding requirements	230,071				$ 68					230,003
Issuance of common stock upon exercise of stock options, net of shares withheld to settle tax withholding requirements, Shares					679,265
Conversion of convertible preferred stock, Temporary equity values				$ (20,857,453)
Conversion of convertible preferred stock, Temporary equity shares				(13,802,758)
Conversion of convertible preferred stock, Value	20,857,453				$ 1,064					20,856,389
Conversion of convertible preferred stock, Shares					10,643,403
Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs, Value	3,443,750				$ 357					3,443,393
Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs, Shares					3,570,215
Issuance of convertible preferred stock, net of issuance costs			$ 4,143,854
Issuance of convertible preferred stock, net of issuance costs, Shares			4,305
Accretion of convertible preferred stock to redemption value			$ 201,168
Accretion of convertible preferred stock to redemption value	(201,168)									(201,168)
Stock-based compensation expense	56,739									56,739
Net loss	(9,085,268)											(9,085,268)
Ending Balance at Jun. 30, 2022	(1,792,079)				$ 1,594					27,070,815		(28,864,488)
Ending Balance, Shares at Jun. 30, 2022					15,937,185
Ending Balance at Jun. 30, 2022			$ 4,345,022
Ending Balance, Shares at Jun. 30, 2022			4,305
Accretion of convertible preferred stock to redemption value			$ 86,816
Accretion of convertible preferred stock to redemption value	(86,816)									(86,816)
Stock-based compensation expense	127,690									127,690
Net loss	(3,076,841)											(3,076,841)
Ending Balance at Sep. 30, 2022	(3,428,008)				$ 1,665					28,511,656		$ (31,941,329)
Ending Balance, Shares at Sep. 30, 2022					16,653,466
Ending Balance at Sep. 30, 2022			$ 4,431,838
Ending Balance, Shares at Sep. 30, 2022			4,305
Issuance of common stock upon exercise of public warrants value	1,150									1,150
Issuance of common stock upon exercise of public warrants shares					100
Issuance of common stock in connection with common stock purchase agreement					420,000
Issuance of common stock in connection with common stock purchase agreement value	748,888				$ 42					748,846
Issuance of commitment shares					296,181
Issuance of commitment shares value	$ 650,000				$ 29					$ 649,971